Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our Chief Executive Officer (our “PEO”) and our other named executive officers (collectively, our “non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our PEO and our non-PEO NEOs along with total shareholder return (“TSR”), net income and our Company-selected measure (the sum of revenue growth and free cash flow margin) for fiscal years 2021 and 2022. Since the Company completed its IPO in 2021, data from fiscal year 2020 is excluded from the table.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs(2) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($ in thousands)	Revenue Growth Plus Free Cash Flow Margin (%)(4)
2022	797,179	(200,132,194)	4,430,909	(13,942,162)	59.93	94.73	(24,283)	47
2021	82,536,062	293,335,312	7,774,582	13,883,786	189.01	131.92	(19,503)	41

(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:
Year	PEO	Non-PEO NEOs
2022	Yancey Spruill	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy
2021	Yancey Spruill	Gabriel Monroy, Alan Shapiro
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for each covered year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

PEO	2022 ($)	2021 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(81,236,800)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	177,891,450
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(168,349,099)	84,906,975
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(32,580,273)	29,237,624
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Total Added (or Deducted)	(200,929,372)	210,799,249
Non-PEO NEOs	2022 ($)	2021 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,925,706)	(7,191,913)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	459,886	10,381,805
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(9,150,092)	1,642,694
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	161,281	69,444
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,918,440)	1,207,174
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Total Added (or Deducted)	(18,373,071)	6,109,204
(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

(4)
Represents the sum of revenue growth and free cash flow margin. Revenue growth is defined as the percentage increase in revenue from the prior year. Free cash flow is a non-GAAP financial measure that we define as net cash provided by operating activities less purchases of property and equipment, capitalized internal-use software costs, purchase of intangible assets, and excluding acquisition and integration related costs. Free cash flow margin is calculated as free cash flow divided by total revenue.

Company Selected Measure Name	Revenue Growth Plus Free Cash Flow Margin
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:
Year	PEO	Non-PEO NEOs
2022	Yancey Spruill	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy
2021	Yancey Spruill	Gabriel Monroy, Alan Shapiro

Peer Group Issuers, Footnote [Text Block]
(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

PEO Total Compensation Amount	$ 797,179	$ 82,536,062
PEO Actually Paid Compensation Amount	$ (200,132,194)	293,335,312
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for each covered year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

PEO	2022 ($)	2021 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(81,236,800)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	177,891,450
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(168,349,099)	84,906,975
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(32,580,273)	29,237,624
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Total Added (or Deducted)	(200,929,372)	210,799,249

Non-PEO NEO Average Total Compensation Amount	$ 4,430,909	7,774,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ (13,942,162)	13,883,786
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for each covered year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

Non-PEO NEOs	2022 ($)	2021 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,925,706)	(7,191,913)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	459,886	10,381,805
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(9,150,092)	1,642,694
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	161,281	69,444
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,918,440)	1,207,174
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Total Added (or Deducted)	(18,373,071)	6,109,204

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and free cash flow margin.

Compensation Actually Paid vs. Net Income [Text Block]
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and free cash flow margin.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and free cash flow margin.

Total Shareholder Return Vs Peer Group [Text Block]
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and free cash flow margin.

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table provides what we believe are the most important financial performance measures we used to link CAP to our PEO and non-PEO NEOs to Company performance in the most recent fiscal year, each of which is described in more detail in the section titled “Executive Compensation—Compensation Discussion and Analysis”:
Performance Measure
Revenue growth plus free cash flow margin
Revenue growth
Free cash flow margin

Total Shareholder Return Amount	$ 59.93	189.01
Peer Group Total Shareholder Return Amount	94.73	131.92
Net Income (Loss)	$ (24,283,000)	$ (19,503,000)
Company Selected Measure Amount	0.47	0.41
PEO Name	Yancey Spruill	Yancey Spruill
Additional 402(v) Disclosure [Text Block]
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth plus free cash flow margin
Non-GAAP Measure Description [Text Block]
(4)
Represents the sum of revenue growth and free cash flow margin. Revenue growth is defined as the percentage increase in revenue from the prior year. Free cash flow is a non-GAAP financial measure that we define as net cash provided by operating activities less purchases of property and equipment, capitalized internal-use software costs, purchase of intangible assets, and excluding acquisition and integration related costs. Free cash flow margin is calculated as free cash flow divided by total revenue.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow margin
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (200,929,372)	$ 210,799,249
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(81,236,800)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	177,891,450
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(168,349,099)	84,906,975
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,580,273)	29,237,624
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,373,071)	6,109,204
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,925,706)	(7,191,913)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,886	10,381,805
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,150,092)	1,642,694
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,281	69,444
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,918,440)	1,207,174
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0